Business and Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Concentration Risk [Line Items]
Accounts receivable	$ 90,230		$ 93,854	$ 92,865
Accounts Receivable [Member]
Concentration Risk [Line Items]
Accounts receivable	36,756	33,048	15,876
Concentration Risk, Percentage	41.00%	35.00%	16.90%
Accounts Receivable [Member] | Customer One [Member]
Concentration Risk [Line Items]
Accounts receivable	15,228	0	15,876	19,764
Concentration Risk, Percentage	17.00%	0.00%	16.90%	21.30%
Accounts Receivable [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Accounts receivable	21,528	33,048
Concentration Risk, Percentage	24.00%	35.00%	0.00%
Sales Revenue [Member]
Concentration Risk [Line Items]
Customer Sales	219,384	298,818	338,643
Concentration Risk, Percentage	57.00%	53.00%	49.00%
Sales Revenue [Member] | Customer One [Member]
Concentration Risk [Line Items]
Customer Sales	169,776	191,250	147,420	103,356
Concentration Risk, Percentage	44.00%	34.00%	21.30%	16.50%
Sales Revenue [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Customer Sales	$ 49,608	$ 107,568	$ 191,223
Concentration Risk, Percentage	13.00%	19.00%	27.70%